Annual Total Returns - Communication Services Portfolio [BarChart] - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-05 - Communication Services Portfolio	Apr. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Nov. 28, 2018
Fidelity Advisor Communication Services Fund Class A
Bar Chart Table:
Annual Return 2019	32.26%
Annual Return 2020	34.98%